S-K 1603(a) SPAC Sponsor	Feb. 11, 2026
SPAC Sponsor [Line Items]
SPAC Sponsor, Affiliate, or Promoter	Sponsor
SPAC Sponsor Name	Paloma Capital Group LLC
SPAC Sponsor Form of Organization	Limited Liability Company
Experience and Involvement in Other SPACs [Text Block]	Our founder and our directors and officers expect in the future to become affiliated with other public SPACs that may have acquisition objectives that are similar to ours.
Material Roles and Responsibilities [Text Block]

We believe our management and board of directors’ capabilities and experience will complement the Company and demonstrate the team’s resources required to effect a successful business combination in the current market conditions. In addition, we are well positioned to source additional funding in the capital markets, as required.

The Company will be a natural extension of our management’s day-to-day business and benefit from the proprietary deal flow the team sources, both internally and externally, from our management’s and board of director’s breadth of industry relationships.

SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]	We may approve an amendment or waiver of the letter agreement that would allow the sponsor to directly, or members of our sponsor to indirectly, transfer founder shares and private placement units or membership interests in our sponsor in a transaction in which the sponsor removes itself as our sponsor before identifying a business combination (for more information, also see “— Our letter agreement with our sponsor, officers and directors may be amended without shareholder approval”). As a result, there is a risk that our sponsor and our officers and directors may divest their ownership or economic interests in us or in our sponsor, which would likely result in our loss of certain key personnel, including Anna Nahajski-Staples.
Anna Nahajski-Staples [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Anna Nahajski-Staples has served as our Chief Executive Officer and member of our board of directors since August 2025. She is an experienced executive and investment banker specializing in global financial markets and the resources sector. Ms. Nahajski - Staples serves as the Executive Director and Responsible Person of Paloma Investments Pty Ltd. Since founding Paloma Investments Pty Ltd in 2011, she has served as its Executive Director and Responsible Person, providing corporate advisory services. Ms. Nahajski - Staples also currently serves as the Executive Chair of Moneghetti Minerals, a position she has held since 2020. From 2020 to 2024, she held multiple board roles with several publicly traded companies, including serving as Independent Non-Executive Director of Larvotto Resources Limited (ASX:LRV), Non-Executive Director of Amani Gold Limited (formerly ASX:ANL), and Non-Executive Chairman and Co-Chairman of AuKing Mining Limited (ASX:AKN). Between 2017 and 2019, she was Interim Executive Director and Non-Executive Director of Siren Gold Limited (ASX:SNG). Earlier in her career, she supported Doray Minerals from pre-IPO through its IPO in 2010 and to the ‘Australian Mine of the Year’ award in 2015, advised MOD Resources during its T3 copper discovery and dual listing on the London Stock Exchange, held Company Secretary and advisory roles for a range of junior and mid-cap ASX-listed resource companies, and consulted for major firms, including BHP Billiton. Ms. Nahajski-Staples began her career as an investment banker in the United States before relocating to Australia, and has worked with listed mining companies across North America, Australia, and Europe. She holds a Bachelor of Arts degree in Business Administration from the University of Washington, has studied accounting at Harvard University, is a Fellow of Finsia (the Financial Services Institute of Australasia), and is a graduate member of the Australian Institute of Company Directors.

Peter Preston [Member]
SPAC Sponsor [Line Items]
SPAC Sponsor Business, General Character [Text Block]

Peter Preston has served as our Chief Financial Officer since November 2025. Mr. Preston is a strategy and finance executive with extensive experience in corporate development, M&A, capital markets, and operational value creation across the technology and financial services sectors. From January 2018 to June 2025, he held senior leadership roles at Veritone, Inc. (NASDAQ: VERI), including serving as Head of Corporate Development and Strategy from August 2020 to April 2022 and most recently serving as Vice President and Head of Strategic Planning & Operations from April 2022 to June 2025, where he oversaw P&L ownership and daily operations for a high-growth business unit, executed global M&A initiatives, and helped drive significant multi-year revenue expansion. His work included sourcing, evaluating, and integrating acquisitions, commercializing AI-driven software products, and supporting more than $200 million in public and private capital markets transactions. Prior to Veritone, he was a leader on the Corporate Development and Strategy team at Ingram Micro Inc. (NYSE: INGM), a Fortune 100 multinational company, where he led cross-border M&A transactions on a team that completed over 25 deals in 4 years. Earlier in his career, he supported institutional capital-raising efforts at Pacific investment Management Company LLC (PIMCO) and served as a Non-Executive Director of Enhanced Recovery Systems Ltd. He holds an MBA degree and a Bachelor of Arts degree in Business Economics from the University of California, Irvine.

Sponsor, Officers, Directors or Affiliates [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement
ENTITY/INDIVIDUAL	AMOUNT OF COMPENSATION RECEIVED OR TO BE RECEIVED OR SECURITIES ISSUED OR TO BE ISSUED	CONSIDERATION
Sponsor	3,725,000 founder shares (1) (of which 562,500 are subject to forfeiture to the underwriters do not exercise their overallotment option)	$25,000 or approximately $0.006 per founder share

350,000 private placement units (or 372,500 private placement units if the underwriters’ over-allotment option is exercised in full)

$10,000 per month	Office space, secretarial and administrative services Up to $250,000	Repayment of loans made to us to cover offering related and organizational expenses

Sponsor, officers or directors, or our or their affiliates	Up to $1,500,000 in working capital loans by our sponsor, our sponsor’s affiliates and our directors or officers. Such loans may be converted at the option of the	Working capital loans to fund working capital deficiencies or finance transaction costs in connection with an initial business combination lender into private placement units at a conversion price of $10.00 per unit (2)

Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination. There is no cap or ceiling on the reimbursement of out-of-pocket expenses incurred by such persons in connection with activities on our behalf. (3)

Services in connection with identifying, investigating and completing an initial business combination